Income taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Reconciliation between the income tax expenses
Different tax rates of subsidiaries	$ (4,581)	$ (2,866)	$ (2,366)
Tax effect of non-deductible expenses at applicable tax rates	(365)	(430)	(838)
Accrued tax claims		(63)
Tax on distribution of earnings of subsidiaries	(109)	(230)
Benefit from a change in tax position	405
Change in valuation allowance			(46)
Other	(56)	(56)	40
Total income tax expense	(4,706)	(3,645)	(3,210)
Deferred tax assets
Accrued operating (and interest) expenses	1,732	1,272	988
Accounts receivable		1	6
Net operating loss / Tax loss carry forward	499	395	469
Capital lease payable		38	135
Deferred revenue	39
Contingent consideration	1,332	1,843
Total deferred tax assets	3,602	3,549	1,598
Valuation allowance	(395)	(395)	(469)
Total deferred tax assets after valuation allowance	3,207	3,154	1,129
Deferred tax liabilities
Accounts receivable and revenue accruals	(95)	(459)	(437)
Inventory and deferred cost of revenue	(753)	(575)	(623)
Tax on undistributed earnings of subsidiaries		(230)
Property and equipment	(2,258)	(1,843)	(1,663)
Intangible assets	(1,885)	(3,503)	(1,635)
Total deferred tax liabilities	(4,991)	(6,610)	(4,358)
Net deferred tax asset, current	1,027	238
Net deferred tax liability, current		(230)	(66)
Net deferred tax liability, non-current	(2,811)	(3,464)	(3,163)
Net deferred tax liabilities	$ (1,784)	$ (3,456)	$ (3,229)